Financial and capital risk management (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of derivatives effects on statement of financial position

	June 30, 2024		December 31, 2023
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	13	70	109	30
IPCA swap	-	57	-	41
Dollar swap and forward transactions	230	100	650	-
SOFR swap	16	-	4	28
Treasury forwards	1	7	-	-
	260	234	763	99

Commodities price risk
Gasoil, Brent and freight	16	-	52	22
Energy Transition Metals	1	5	-	8
	17	5	52	30
Other	-	1	-	2

Total	277	240	815	131

Schedule of net exposure

	June 30, 2024	December 31, 2023
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(57)	79
IPCA swap	(57)	(41)
Dollar swap and forward transactions	130	650
SOFR swap	16	(24)
Treasury forwards	(6)	-
	26	664
Commodities price risk
Gasoil, Brent and freight	16	30
Energy Transition Metals	(4)	(8)
	12	22

Other	(1)	(2)

Total	37	684

Schedule of effects of derivatives on income statement and cash flow

	Gain (loss) recognized in the income statement
	Three-month period ended June 30,		Six-month period ended June 30,
	2024	2023	2024	2023
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(117)	134	(130)	178
IPCA swap	(23)	23	(28)	30
Dollar swap and forward operations	(318)	376	(346)	538
SOFR swap	12	12	44	15
Treasury forwards	(9)	13	(9)	13
	(455)	558	(469)	774

Commodities price risk
Gasoil, Brent and freight	(19)	4	(2)	(20)
Energy Transition Metals	1	-	1	(1)
	(18)	4	(1)	(21)

Other	2	1	1	2
Total	(471)	563	(469)	755

Schedule of effects of derivatives on cash flows

	Financial settlement inflows (outflows)
	Six-month period ended June 30,
	2024	2023
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	1	(8)
IPCA swap	(4)	3
Dollar swap and forward operations	117	118
LIBOR swap	-	4
SOFR swap	4	-
Treasury forwards	(3)	13
	115	130
Commodities price risk
Gasoil, Brent and freight	12	3
Energy Transition Metals	(3)	5
	9	8

Derivatives designated as cash flow hedge accounting
Nickel	-	34
	-	34
Total	124	172

Schedule of protection program

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2024	December 31, 2023	Index	Average rate	June 30, 2024	December 31, 2023	June 30, 2024	June 30, 2024	2024	2025	2026+
CDI vs. US$ fixed rate swap					(16)	107	3	14	(2)	(2)	(12)
Receivable	R$ 4,581	R$ 5,162	CDI	100.00%
Payable	US$ 1,061	US$ 1,196	Fix	1.70%

TJLP vs. US$ fixed rate swap					(41)	(28)	(2)	2	(4)	(9)	(28)
Receivable	R$ 599	R$ 694	TJLP +	1.07%
Payable	US$ 149	US$ 173	Fix	3.47%

					(57)	79	1	16	(6)	(11)	(40)

IPCA swap vs. US$ fixed rate swap					(57)	(41)	(4)	3	(4)	(10)	(43)
Receivable	R$ 924	R$ 1,078	IPCA +	4.54%
Payable	US$ 228	US$ 267	Fix	3.86%

					(57)	(41)	(4)	3	(4)	(10)	(43)

R$ fixed rate vs. US$ fixed rate swap					187	600	97	35	62	124	1
Receivable	R$ 14,004	R$ 12,660	Fix	6.75%
Payable	US$ 2,705	US$ 2,431	Fix	0.97%

Forward	R$ 8,335	R$ 1,209	B	5.27	(57)	50	20	20	(62)	4	1

					130	650	117	55	-	128	2

Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
CDI vs. US$ fixed rate swap	R$ depreciation	(16)	(277)	(538)
	US$ interest rate inside Brazil decrease	(16)	(47)	(81)
	Brazilian interest rate increase	(16)	(41)	(65)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	-	-

TJLP vs. US$ fixed rate swap	R$ depreciation	(41)	(76)	(112)
	US$ interest rate inside Brazil decrease	(41)	(45)	(50)
	Brazilian interest rate increase	(41)	(46)	(51)
	TJLP interest rate decrease	(41)	(44)	(48)
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

IPCA swap vs. US$ fixed rate swap	R$ depreciation	(57)	(112)	(167)
	US$ interest rate inside Brazil decrease	(57)	(63)	(70)
	Brazilian interest rate increase	(57)	(65)	(74)
	IPCA index decrease	(57)	(61)	(65)
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	187	(459)	(1,104)
	US$ interest rate inside Brazil decrease	187	158	127
	Brazilian interest rate increase	187	136	88
Protected item: R$ denominated debt	R$ depreciation	n.a.	-	-

Forward	R$ depreciation	(57)	(436)	(814)
	US$ interest rate inside Brazil decrease	(57)	(57)	(57)
	Brazilian interest rate increase	(57)	(57)	(57)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	-	-

Schedule of protection program for interest

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2024	December 31, 2023	Index	Average rate	June 30, 2024	December 31, 2023	June 30, 2024	June 30, 2024	2024	2025	2026+
SOFR vs. US$ fixed rate swap					16	(24)	4	5	-	12	4
Receivable	US$ 2,150	US$ 2,300	SOFR	0.00%
Payable	US$ 2,150	US$ 2,300	Fix	3.77%
					16	(24)	4	5	-	12	4

Schedule of sensitivity analysis

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
SOFR vs. US$ fixed rate swap	US$ SOFR decrease	16	(36)	(91)
Protected item: SOFR US$ indexed debt	US$ SOFR decrease	n.a	36	91

Schedule of protection American treasury volatility

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2024	December 31, 2023	Bought / Sold	Average rate	June 30, 2024	December 31, 2023	June 30, 2024	June 30, 2024	2024

Treasury forwards	US$ 1,130	-	S	4.44%	(6)	-	-	3	(6)
Treasury forwards	-	-	B	-	-	-	(3)	-	-

Schedule of derivative financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
NDF Tresury	Treasury increase	(6)	(46)	(81)
Protected item: Treasury US$ indexed bonds	Treasury increase	N/A	46	81

Schedule of protection program for product price

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2024	December 31, 2023	Bought / Sold	Average strike (US$)	June 30, 2024	December 31, 2023	June 30, 2024	June 30, 2024	2024
Brent crude oil (bbl)
Call options	12,763,500	19,907,250	B	91	12	45	1	7	12
Put options	12,763,500	19,907,250	S	59	-	(22)	-	-	-

Forward Freight Agreement (days)
Freight forwards	330	1,210	B	15,636	4	7	11	1	4

					16	30	12	8	16

Schedule of sensitivity analysis financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)
Options	Price input decrease	12	(14)	(214)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	14	214

Forward Freight Agreement (days)
Forwards	Freight price decrease	4	2	(1)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	(2)	1

Schedule of other derivatives

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2024	December 31, 2023	Bought / Sold	Average strike (US$/ton)	June 30, 2024	December 31, 2023	June 30, 2024	June 30, 2024	2024	2025+
Fixed price nickel sales protection (ton)
Nickel forwards	3,402	3,322	B	18,579	(4)	(8)	(3)	2	(3)	(1)

					(4)	(8)	(3)	2	(3)	(1)

Embedded derivative (pellet price) in natural gas purchase (volume/month)
Call options	746,667	746,667	S	233	(1)	(2)	-	1	(1)	-

					(1)	(2)	-	1	(1)	-

Schedule of Sensitivity analysis of other derivatives financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Fixed price sales protection (ton)
Forwards	Nickel price decrease	(4)	(19)	(33)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	19	33

Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	(1)	(4)	(10)

Schedule of effects of derivatives on other comprehensive income

	Gain (loss) recognized in the other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2024	2023	2024	2023
Net investments hedge	(202)	95	(258)	144
Cash flow hedge (i)	-	(4)	-	15

(i) In 2023, the Company had a nickel revenue hedge program contracted, which expired on December 31, 2023. In 2024, there was no revenue hedge programs in place.

Summary of ratings published by Moody's regarding the main financial institutions

	June 30, 2024		December 31, 2023
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa2	706	1	338	-
Aa3	-	1	42	-
A1	2,587	26	2,022	50
A2	608	104	309	293
A3	1,146	3	186	22
Baa1	-	-	2	-
Baa2	20	-	16	-
Ba1 (i)	100	-	85	-
Ba2 (i)	782	99	287	314
Ba3 (i)	591	43	373	136
	6,540	277	3,660	815

(i) A substantial part of the balances is held with financial institutions in Brazil which are deemed investment grade in local currency.